Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001035354
Registrant Name	Eloxx Pharmaceuticals, Inc.
Registration File Number	333-295651
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES